LEASES AND COMMITMENTS	12 Months Ended
Dec. 31, 2013
LEASES AND COMMITMENTS
LEASES AND COMMITMENTS

21. LEASES AND COMMITMENTS

        The Group follows the authoritative pronouncement issued by FASB regarding accounting for leases, in determining the criteria for capital leases. Leases that do not meet such criteria are classified as operating leases and related rentals are charged to expenses in the year incurred.

        The Group leases its facilities, office and residential building under non-cancelable operating lease agreements. Rental expenses under operating leases for the years ended December 31, 2011, 2012 and 2013 were $6,336, $10,472 and $ 21,599, respectively.

        The Group's assets under capital leases as of December 31, 2013 were as follows:

Furniture, fixtures and electronic equipment	$91
Less: Accumulated amortization	(91)

$—

        Capital leases were classified as "property, plant and equipment" on the balance sheet. Capital lease amortization expense was $105, $106 and $91 for the years ended December 31, 2011, 2012 and 2013, respectively.

        The following is a summary by years of future minimum lease payments for operating leases that have initial or remaining non-cancelable terms in excess of one year as of December 31, 2013:

Years ended December 31,
2014	$11,163
2015	8,236
2016	3,984
2017	1,582
2018 and thereafter	1,490

Total minimum lease payments	$26,455